Unaudited Interim Condensed Consolidated Statement of Changes in Equity		Class A and Class B Shares shares	Share capital USD ($)	Share capital MYR (RM)	Reserves USD ($)	Reserves MYR (RM)	Retained earnings USD ($)	Retained earnings MYR (RM)	Other comprehensive income/(loss) USD ($)	Other comprehensive income/(loss) MYR (RM)	Non-controlling interests USD ($)	Non-controlling interests MYR (RM)	USD ($)	MYR (RM)
Balance at Dec. 31, 2024	[1]			RM 7,425,257		RM 1,704,989		RM 7,859,024		RM 132,208				RM 17,121,478
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	176,653
Transaction costs of share issue				(228,590)										(228,590)
Convertible securities				2,615,680										2,615,680
Convertible securities (in Shares) | shares		7,852
Non-controlling interests arising from a new subsidiary												1		1
Foreign currency translation adjustment										(270,178)				(270,178)
Net profit (loss) for the period								(1,929,598)						(1,929,598)
Balance at Jun. 30, 2025			$ 2,234,635	9,812,347	$ 404,745	1,704,989	$ 1,407,579	5,929,426	$ 61,953	(137,970)		1	$ 4,108,912	17,308,793
Balance (in Shares) at Jun. 30, 2025 | shares		184,505
Balance at Dec. 31, 2025	[1]			28,941,506		1,704,989		95,920		(486,057)		1		30,256,359
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	330,337
Foreign currency translation adjustment										5,404			1,325	5,404
Net profit (loss) for the period								791,785					194,184	791,785
Conversion of convertible securities into ordinary shares				11,775,311										11,775,311
Conversion of convertible securities into ordinary shares (in Shares) | shares		1,401,399
Reclassification of foreign exchange translation reserve to reserves						(486,057)				486,057
Foreign currency translation differences						85,159								85,159
Balance at Jun. 30, 2026			$ 9,985,731	RM 40,716,817	$ 319,826	RM 1,304,091	$ 217,709	RM 887,705	$ 1,325	RM 5,404		RM 1	$ 10,524,591	RM 42,914,018
Balance (in Shares) at Jun. 30, 2026 | shares		1,731,736

[1]	Share Combination On February 10, 2026, the authorised, issued, and outstanding shares of the Founder Group Limited were combined on a 100 for 1 ratio (the “Share Combination”) with the marketplace. As a result of the Share Combination, each 100 ordinary shares outstanding will automatically combine and convert to one issued and outstanding ordinary share without any action on the part of the shareholders